FINISHED GOODS USED IN OPERATIONS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
FINISHED GOODS USED IN OPERATIONS, NET [Abstract]
Finished goods used in operations	$ 19,633	$ 17,400
Accumulated depreciation	(13,797)	(12,607)
Finished goods used in operations, net	5,836	4,793
Depreciation expenses	$ 3,380	$ 2,589	$ 2,308